Offerings	Sep. 28, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.800% Senior Notes due 2032
Maximum Aggregate Offering Price	$ 650,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 89,765.00
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.200% Senior Notes due 2036
Maximum Aggregate Offering Price	$ 850,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 117,385.00